Employee Benefits - Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	$ 98,020,192	$ 106,638,436	$ 73,536,544
Current service cost	4,285,693	4,606,856	4,540,925
Interest cost on projected benefit obligation	28,922,385	27,275,363	25,811,047
Expected return on plan assets	(20,916,104)	(18,972,042)	(20,710,965)
Changes in the asset ceiling during the period and others	716,330	875,192	601,540
Past service costs and other	53,032	165,851	(1,246,371)
Actuarial gain for changes in experience	(35,145)	(28,867)	(27,949)
Actuarial gain from changes in demographic assumptions	(85)
Actuarial (gain) loss from changes in financial assumptions	(4,294)	7,784	30,285
Net period cost	13,021,812	13,930,137	8,998,512
Actuarial loss for changes in experience	11,671,860
Actuarial gain for changes in experience		(20,976,837)	(2,021,790)
Actuarial gain (loss) from changes in financial assumptions	(381,172)	397,985	(685,110)
Actuarial gain (loss) from changes in financial assumptions	2,438,078	1,718,189
Actuarial gain from changes in financial assumptions			(2,502,344)
Changes in the asset ceiling during the period and others	(856,188)	(754,535)	(754,357)
Return on plan assets greater than discount rate	(2,483,430)	(4,724,041)	31,026,539
Recognized in other comprehensive income	10,389,148	(24,339,239)	25,062,938
Contributions made by plan participants			231,619
Contributions to the pension plan made by the company	(2,697,621)	(2,756,519)	(2,954,839)
Benefits paid		(176,702)	(172,424)
Payments to employees	(9,843,743)	(525,612)	(19,929)
Effect of translation	(945,207)	5,249,691	1,956,015
Others	(13,486,571)	1,790,858	(959,558)
Balance at the end of the year	107,944,581	98,020,192	106,638,436
Less short-term portion	(172,406)	(152,448)	(118,411)
Non-current obligation	107,772,175	97,867,744	106,520,025
Defined benefit obligation [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	313,282,595	314,049,729	309,639,799
Current service cost	4,285,693	4,606,856	4,540,925
Interest cost on projected benefit obligation	28,922,385	27,275,363	25,811,047
Past service costs and other			(1,365,096)
Actuarial gain for changes in experience	(35,145)	(28,867)	(27,949)
Actuarial gain from changes in demographic assumptions	(85)
Actuarial (gain) loss from changes in financial assumptions	(4,294)	7,784	30,285
Net period cost	33,168,554	31,861,136	28,989,212
Actuarial loss for changes in experience	11,671,860
Actuarial gain for changes in experience		(20,976,837)	(2,021,790)
Actuarial gain (loss) from changes in financial assumptions	(381,172)	397,985	(685,110)
Actuarial gain (loss) from changes in financial assumptions	2,438,078	1,718,189
Actuarial gain from changes in financial assumptions			(2,502,344)
Recognized in other comprehensive income	13,728,766	(18,860,663)	(5,209,244)
Contributions made by plan participants	198,713	255,760	231,619
Benefits paid	(18,841,754)	(25,694,301)	(22,321,686)
Payments to employees	(9,843,743)	(525,612)	(19,929)
Effect of translation	(2,579,506)	12,196,546	2,739,958
Others	(31,066,290)	(13,767,607)	(19,370,038)
Balance at the end of the year	329,113,625	313,282,595	314,049,729
Less short-term portion	(172,406)	(152,448)	(118,411)
Non-current obligation	328,941,219	313,130,147	313,931,318
Plan assets [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	(222,345,621)	(212,234,440)	(242,360,329)
Expected return on plan assets	(20,916,104)	(18,972,042)	(20,710,965)
Past service costs and other	53,032	165,851	118,725
Net period cost	(20,863,072)	(18,806,191)	(20,592,240)
Return on plan assets greater than discount rate	(2,483,430)	(4,724,041)	31,026,539
Recognized in other comprehensive income	(2,483,430)	(4,724,041)	31,026,539
Contributions made by plan participants	(198,713)	(255,760)
Contributions to the pension plan made by the company	(2,697,621)	(2,756,519)	(2,954,839)
Benefits paid	18,841,754	25,517,599	22,149,262
Effect of translation	2,058,099	(9,086,269)	497,167
Others	18,003,519	13,419,051	19,691,590
Balance at the end of the year	(227,688,604)	(222,345,621)	(212,234,440)
Non-current obligation	(227,688,604)	(222,345,621)	(212,234,440)
Effect of asset celling [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	7,083,218	4,823,147	6,257,074
Changes in the asset ceiling during the period and others	716,330	875,192	601,540
Net period cost	716,330	875,192	601,540
Changes in the asset ceiling during the period and others	(856,188)	(754,535)	(754,357)
Recognized in other comprehensive income	(856,188)	(754,535)	(754,357)
Effect of translation	(423,800)	2,139,414	(1,281,110)
Others	(423,800)	2,139,414	(1,281,110)
Balance at the end of the year	6,519,560	7,083,218	4,823,147
Non-current obligation	$ 6,519,560	$ 7,083,218	$ 4,823,147